9. Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventories Tables
Schedule of inventories
	12/31/2018	12/31/2017
Consumables	22,098	28,006
Parts and maintenance materials	170,851	162,409
Other	-	585
(-) Provision for obsolescence	(12,808)	(12,509)
Total	180,141	178,491

Schedule of changes in the provision for obsolescence
	12/31/2018	12/31/2017
Balance at the beginning of the year	(12,509)	(12,444)
Addition	(5,023)	(3,059)
Write-off	4,724	2,994
Balance at the end of the year	(12,808)	(12,509)